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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          December 31, 2006
                                                     ---------------------------

Check here if Amendment         [ ];                 Amendment Number:   _______

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Riverside Advisors, LLC
Address:               4401 Northside Parkway, Suite 390
                       Atlanta, Georgia  30327
                  --------------------------------------------------------------

Form 13F File Number:      28-10856
                           --------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                  Kyle Tomlin
         Title:                 Manager
         Phone:                 (404) 949-3101


Signature, Place, and Date of Signing:

              /s/ Kyle Tomlin           Atlanta, Georgia           1/29/07
         --------------------------   ----------------------     ------------
              [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

        NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               NONE
                                             -----------------------------------

Form 13F Information Table Entry Total:          55
                                             -----------------------------------

Form 13F Information Table Value Total:      $   177,920
                                             -----------------------------------
                                                        (thousands)



List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE

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                                                     FORM 13F INFORMATION TABLE


                                                                                                   Voting Authority
                                      Title
                                      of                Value     SHRs or                     Investment  Other
      Name of Issuer                  Class  CUSIP     (x$1000)  PRN Amount SH/PRN  Put/Call  Discretion Managers Sole  Shared  None
      --------------                  -----  -----     --------  ---------- ------  --------  ---------- -------- ----  ------  ----
Abercrombie & Fitch Co.               COM    002896207    3,267    49,200   SH       SOLE                           3,267
AFFILIATED MANAGERS GROUP             COM    008252108    2,543    25,100   SH       SOLE                           2,543
ALLIS-CHALMERS ENERGY INC             COM    19645506     1,021    43,300   SH       SOLE                           1,021
American Inter- national Group, Inc.  COM    026874107    3,017    50,000   SH       SOLE                           3,017
AMGEN INC                             COM    031162100    2,511    33,300   SH       SOLE                           2,511
Anadarko Petroleum Corp               COM    032511107    2,072    44,200   SH       SOLE                           2,072
BAKER HUGHES INC                      COM    057224107    2,507    36,400   SH       SOLE                           2,507
Cameron Internationa l Corporation    COM    13342B105    3,226    64,500   SH       SOLE                           3,226
Capital One Financial Corporatio      COM    14040H105    8,431   104,500   SH       SOLE                           8,431
Central Euro Distribution CP          COM    153435102    1,794    71,400   SH       SOLE                           1,794
Cisco Systems Inc                     COM    17275r102    4,047   167,800   SH       SOLE                           4,047
COMCAST CORP-CL A                     COM    20030N101    2,510    62,100   SH       SOLE                           2,510
CONSOL Energy Inc.                    COM    20854p109    1,667    50,000   SH       SOLE                           1,667
Costco Wholesale Corporation          COM    22160K105    2,430    48,400   SH       SOLE                           2,430
COUNTRYWIDE FINANCIAL CORP            COM    222372104    2,572    66,100   SH       SOLE                           2,572
Diamond Offshore Drilling, Inc.       COM    25271C102    1,947    25,300   SH       SOLE                           1,947
DIRECTV Group, Inc.                   COM    25459L106    2,526   114,700   SH       SOLE                           2,526
EBAY INC                              COM    278642103    2,870    90,000   SH       SOLE                           2,870
ENSCO International Incorporated      COM    26874Q100    2,145    44,700   SH       SOLE                           2,145
EXPRESS SCRIPT INC                    COM    302182100    5,095    80,000   SH       SOLE                           5,095
GLOBAL SANTA FE CORP                  COM    G3930E101    5,724   111,600   SH       SOLE                           5,724
GOLDEN TELECOM INC                    COM    38122g107      998    22,700   SH       SOLE                             998
HERMAN MILLER INC                     COM    600544100    2,022    58,700   SH       SOLE                           2,022
Joy Global Inc.                       COM    481165108    1,768    40,000   SH       SOLE                           1,768
Lowe's Companies                      COM    548661107    4,061   138,500   SH       SOLE                           4,061
MARVELL TECHNOLOGY GROUP LTD          COM    G5876H105    2,914   150,000   SH       SOLE                           2,914
Maxim Integrated Products, Inc.       COM    57772K101    2,969   102,000   SH       SOLE                           2,969
Microsoft Corporation                 COM    594918104    3,785   142,500   SH       SOLE                           3,785
Mobile Telesystems-sp                 COM    607409109    3,266    79,000   SH       SOLE                           3,266
Morgan Stanley                        COM    617446448    3,027    44,200   SH       SOLE                           3,027
Murphy Oil Corp                       COM    626717102    2,016    42,500   SH       SOLE                           2,016
NABORS INDUSTRIES LTD                 COM    G6359F103    1,818    55,800   SH       SOLE                           1,818
National-Oilwell, Inc.                COM    637071101    3,307    54,300   SH       SOLE                           3,307
NII HOLDINGS INC                      COM    62913F201    2,530    39,300   SH       SOLE                           2,530
NIKE, Inc.                            COM    654106103    7,038    82,700   SH       SOLE                           7,038
NOBLE CORP.                           COM    G65422100    1,876    26,700   SH       SOLE                           1,876
OPEN JT STK CO-VIMPEL COMMUN          COM    68370R109    5,420   100,000   SH       SOLE                           5,420
Patterson-UTI Energy , Inc.           COM    703481101    2,359    80,433   SH       SOLE                           2,359
PMI GROUP INC/THE                     COM    69344M101    2,514    58,200   SH       SOLE                           2,514
Prudential Financial , Inc.           COM    744320102    2,977    40,700   SH       SOLE                           2,977
Reinsurance Group of America          COM    759351109    3,017    59,300   SH       SOLE                           3,017
RESEARCH IN MOTION                    COM    760975102    2,108    17,700   SH       SOLE                           2,108
RPC Inc                               COM    749660106    1,740   132,000   SH       SOLE                           1,740
SCHLUMBERGER LTD                      COM    806857108    2,526    39,600   SH       SOLE                           2,526
Target Coporation                     COM    87612E106    3,926    71,000   SH       SOLE                           3,926
TELETECH HOLDINGS INC                 COM    879939106    2,156   109,300   SH       SOLE                           2,156
Tempur-Pedic Interna tional Inc.      COM    88023U101    2,067   132,100   SH       SOLE                           2,067
TETRA Technologies, Inc.              COM    88162F105    2,540    97,200   SH       SOLE                           2,540
The Home Depot, Inc.                  COM    437076102    8,074   225,700   SH       SOLE                           8,074
TRANSOCEAN INC.                       COM    G90078109    5,119    70,300   SH       SOLE                           5,119
UNIBANCO-GDR                          COM    90458e107    2,502    30,900   SH       SOLE                           2,502
UnitedHealth Group Incorporated       COM    91324P102   11,597   233,600   SH       SOLE                          11,597
W&T Offshore, Inc.                    COM    92922P106    2,281    57,300   SH       SOLE                           2,281
WEATHERFORD INTL LTD                  COM    G95089101    2,897    60,200   SH       SOLE                           2,897
WellPoint Inc.                        COM    94973V107    4,784    64,400   SH       SOLE                           4,784

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